Commitments - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Commitments [Abstract]
Payment due, 2018	£ 123,000,000
Payment due, 2019	123,000,000
Payment due, 2020	123,000,000
Payment due, 2021	123,000,000
Payment due, 2022	123,000,000
Payment due, 2023	123,000,000
Ongoing annual funding requirement	130,000,000
Commitments under non-cancellable operating leases	£ 117,000,000	£ 186,000,000